Consolidated Statement of Cash Flows - USD ($)		1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,423)		$ (329,471)	$ (319,048)
Changes in operating assets and liabilities:
Prepaid expenses	(90,000)
Accounts payable			120,374
Due to related party	100,423		100,423
CASH USED IN OPERATING ACTIVITIES			(108,674)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory note - related party			108,674
CASH PROVIDED BY FINANCING ACTIVITIES			108,674
NET CHANGE IN CASH
Cash, beginning of period
Cash, end of period
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activities:
Conversion of due to related party to a promissory note, related party			100,423
COLUMBUS CIRCLE CAPITAL CORP I [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				1,625,328	$ (13,124)		$ (23,544)	1,510,946
Adjustments to reconcile net loss to net cash used in operations:
Formation costs paid from prepaid expense							10,784
Change in fair value of derivative liability
Change in fair value of conversion feature
Formation costs paid through promissory note - related party					10,784
Operating costs paid through promissory note – related party					2,340		12,760
Payment of operation costs through promissory note								30,800
Interest earned on marketable securities held in Trust Account				(2,624,404)				(3,824,027)
Share based compensation expense								395,400
Changes in operating assets and liabilities:
Prepaid expenses								(114,596)
Long term prepaid insurance								(88,965)
Accrued expenses								27,475
Deferred legal fee								684,067
CASH USED IN OPERATING ACTIVITIES								(1,378,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment of cash into Trust Account								(250,000,000)
CASH USED IN INVESTING ACTIVITIES								(250,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid								245,600,000
Proceeds from sale of Private Placement Units								7,050,000
Repayment of advances from related party								(48,285)
Repayment of promissory note - related party								(300,000)
Payment of offering costs								(732,160)
CASH PROVIDED BY FINANCING ACTIVITIES								251,569,555
NET CHANGE IN CASH								190,655
Cash, beginning of period
Cash, end of period			190,655	190,655		190,655		190,655
Supplemental disclosure of non-cash activities:
Offering costs included in accrued offering costs								85,000
Deferred offering costs paid through promissory note – related party					25,000		25,000	150,812
Deferred offering costs applied from prepaid expense							3,557	75,944
Forfeiture of Founder Shares								10
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares					$ 25,000
Prepaid expense paid through Sponsor payment in consideration for issuance of Founder Shares							25,000
Prepaid expenses paid through promissory note – related party							$ 4,684
PROCAP BTC, LLC [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		24,618,525		75,811,285		100,429,810
Adjustments to reconcile net loss to net cash used in operations:
Change in fair value of digital assets		(14,296,383)		(34,607,635)		(48,904,018)
Change in fair value of derivative liability		(10,330,000)
Change in fair value of conversion feature				(45,452,000)		(55,782,000)
Depreciation						127
Changes in operating assets and liabilities:
Accounts receivable						(77,000)
Prepaid expenses		(10,000)				(18,350)
Accounts payable						3,636,381
Due to related party		11,558				11,558
Due to investors		1,000,000
Escrow account		(1,000,000)
Accounts payable and accrued expenses		6,300
CASH USED IN OPERATING ACTIVITIES						(703,492)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of digital assets		(475,999,980)				(475,999,980)
Purchase of fixed assets						(8,142)
CASH USED IN INVESTING ACTIVITIES		(475,999,980)				(476,008,122)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from promissory note - related party						711,634
Proceeds from sale of preferred units		475,999,980				475,999,980
CASH PROVIDED BY FINANCING ACTIVITIES		475,999,980				476,711,614
NET CHANGE IN CASH
Cash, beginning of period
Cash, end of period
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activities:
Contribution of digital assets for preferred units		32,000,000				32,000,000
Contribution of digital assets for preferred units, related party		8,500,020				8,500,020
Initial recognition of derivative liability		56,298,500				56,298,500
Conversion of due to related party to a promissory note, related party		$ 11,558				$ 11,558